Summary of significant accounting policies (Impact on Cash Flows) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Other items, net	$ (146)	$ 56	$ 199
Other liabilities	402	759	116
Net cash provided by operating activities	9,731	8,952	6,526
Cash flows from financing activities:
Withholding taxes arising from shares withheld for share-based payments	(401)	(225)	(139)
Other	(1)	(25)	(102)
Net cash (used in) provided by financing activities	(3,771)	(3,274)	2,491
As Previously Reported [Member]
Cash flows from operating activities:
Other items, net	(399)	(116)	103
Other liabilities	1	534	(23)
Net cash provided by operating activities	9,077	8,555	6,291
Cash flows from financing activities:
Withholding taxes arising from shares withheld for share-based payments	0	0	0
Other	252	147	(6)
Net cash (used in) provided by financing activities	(3,117)	(2,877)	2,726
Adjustment [Member]
Cash flows from operating activities:
Other items, net	253	172	96
Other liabilities	401	225	139
Net cash provided by operating activities	654	397	235
Cash flows from financing activities:
Withholding taxes arising from shares withheld for share-based payments	(401)	(225)	(139)
Other	(253)	(172)	(96)
Net cash (used in) provided by financing activities	$ (654)	$ (397)	$ (235)